Debt, Finance Lease Obligations and Other Notes Payable - Maturities of Finance Lease Obligations (Details) $ in Thousands	Dec. 31, 2018 MXN ($)
Finance lease and operating lease by lessee
Minimum future lease payments	$ 7,158,821
Less: Amount representing interest	1,840,877
Present value of minimum future lease payments	5,317,944
2019
Finance lease and operating lease by lessee
Minimum future lease payments	1,046,000
2020
Finance lease and operating lease by lessee
Minimum future lease payments	927,260
2021
Finance lease and operating lease by lessee
Minimum future lease payments	795,775
2022
Finance lease and operating lease by lessee
Minimum future lease payments	770,062
2023
Finance lease and operating lease by lessee
Minimum future lease payments	770,680
Thereafter
Finance lease and operating lease by lessee
Minimum future lease payments	$ 2,849,044